Borrowings - Liquidity covenant (Details) - 12 months ended Dec. 31, 2021 kr in Millions, $ in Millions	USD ($)	DKK (kr)
Disclosure of detailed information about borrowings [line items]
Minimum cash balance to be retained	$ 100.0
"Oberland"	100.0
Loan
Disclosure of detailed information about borrowings [line items]
Minimum cash balance to be retained	$ 100.0	kr 656.0
Term to maintain minimum cash balance	6 months
Net revenue covenant	$ 50.0
Transaction costs | kr		8.2
"Oberland" | kr		kr 647.9